Investment securities (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 10, 2010
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment	$ 0	$ 1,299	$ 0
Purchase Of Corporate Covertible Bonds				1,620,000
Proceeds From Sale Of Bond		5,431
Marketable Securities, Gain (Loss)		645
Debt Instrument, Convertible, Conversion Ratio		0.6020
Eturbotouch Technology Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Impairment loss on investment		$ 238